ROPES & GRAY LLP 2099 PENNSYLVANIA AVENUE, NW WASHINGTON, DC 20006-6807 WWW.ROPESGRAY.COM
Nathan D. Briggs T +1 202 626 3909 Nathan.Briggs@ropesgray.com

August 31, 2018

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:	PIMCO Flexible Credit Income Fund
(File Nos. 333-214419, 811-23211)

Ladies and Gentlemen:

On behalf of PIMCO Flexible Credit Income Fund (the “Fund”), a Massachusetts business trust, we are filing today, pursuant to Rule 486(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, by electronic submission via EDGAR, Post-Effective Amendment No. 17 to the Fund’s Registration Statement on Form N-2 (the “Amendment”). The Amendment is being filed to make changes to the Fund’s Prospectus and Statement of Additional Information.

Please direct any questions or comments regarding this filing to me at (202) 626-3909 or, in my absence, to David Sullivan at (617) 951-7362. Thank you for your attention in this matter.

Very truly yours,

/s/ Nathan D. Briggs
Nathan D. Briggs

cc:	Joshua D. Ratner
Wu-Kwan Kit
David C. Sullivan